Debt Level 3 Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt [Table Text Block]
Long-term debt consisted of the following:

	June 30, 2013	December 31, 2012
	(thousands)
Asset-based revolving credit facility	$—	$25,000
6.375% senior notes	250,000	250,000
Long-term debt	$250,000	$275,000

Long-term debt consisted of the following:

	December 31, 2012	December 31, 2011
	(thousands)
Asset-based revolving credit facility	$25,000	$—
6.375% senior notes	250,000	—
7.125% senior subordinated notes	—	219,560
Long-term debt	$275,000	$219,560